Commitments and Contingencies - Schedule of VIE assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Tax Credit and Certain Equity Investments
Trading assets at fair value	$ 4,332	$ 4,905
Other Liabilities	12,946	11,517
Variable Interest Entity, Primary Beneficiary [Member]
Tax Credit and Certain Equity Investments
VIE Assets	1,641	1,830
Trading assets at fair value	1,572	1,790
Other Liabilities	$ 50	$ 163